SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

Frontline

On April 5, 2022, the Company entered into a purchase agreement pursuant to which the Company can acquire an all of the outstanding membership interests of Frontline Power Solutions, LLC (“Frontline”). Frontline provides its clients with wholesale power in a collection of unregulated energy markets throughout the United States. The aggregate purchase price is $750,000 (the “Purchase Consideration”). The closing of the aforementioned transaction (the “Closing”) is subject to the satisfaction (or waiver) of certain conditions as of the Closing including but not limited to: completion of due diligence of Frontline by the Company. Upon Closing, the Purchase Consideration will be payable through a combination of cash and issuance of shares of common stock.

GHS Purchase Agreement

 On April 7, 2022, the Company entered a Securities Purchase Agreement (the “GHS Purchase Agreement”) with GHS whereby GHS agreed to purchase, in tranches, up to One Million Five Hundred Thousand Dollars ($1,500,000) of the Company’s Class E Preferred Stock in exchange for One Thousand Five Hundred (1,500) shares of Class E Preferred Stock in three separate tranches. The first tranche (the “Initial Closing Date”), occured promptly upon execution of the GHS Purchase Agreement, was the purchase of Seven Hundred Seven (707) shares of Class E Preferred Stock for Seven Hundred Seven Thousand Dollars ($707,000). The second tranche, thirty (30) calendar days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the GHS Purchase Agreement, is the purchase of Five Hundred (500) shares of Class E Preferred Stock for Five Hundred Thousand Dollars ($500,000), and the third tranche, scheduled sixty (60) calendar days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the GHS Purchase Agreement, is the purchase of Two Hundred Ninety Three (293) shares of Class E Preferred Stock for Two Hundred Ninety Three Thousand Dollars ($293,000). In addition, the Company issued GHS: fifty shares of Class E Preferred Stock upon the Initial Closing Date as an equity incentive, and warrants to purchase 4,129,091 shares of its common stock at a purchase price of $0.11 per share for a period of five years.

Boston Solar

On April 21, 2022 the Company purchased an aggregate of 80.1% of the outstanding membership interests (the “Purchased Interests”) of The Boston Solar Company LLC (“Boston Solar”). The aggregate purchase price for the Purchased Interests is $6,453,608 excluding closing adjustments for working capital, debt reduction, and other holdbacks, payable as follows: approximately $1,341,579 paid in cash at closing, issuance of a 36 month convertible seller note of $1,940,423 convertible into shares of the Company’s restricted common stock based on the 60 day volume weighted price average of the Common Stock prior to such time, an aggregate of 2,005,134 shares of Company’s restricted common stock , and the issuance of a two promissory notes in the aggregate principal amount of $1,976,016.

Purchase Agreement

On April 21, 2022, the Company entered a Securities Purchase Agreement (the “Purchase Agreement”) with Cameron Bridge LLC, Target Capital LLC, and Walleye Opportunities Master Fund Ltd. (collectively the “Investors”), whereby the Investors purchased from the Company, and the Company issued, an aggregate principal amount of $4,885,354 of 15% original issue discount convertible promissory notes (each, a “Note” and collectively, the “Notes”), and (ii) warrants to purchase shares of Common Stock of the Company (each, a “Warrant” and collectively, the “Warrants”). Pursuant to the terms of the Purchase Agreement the Company (and or The Boston Solar Company LLC (“Boston Solar”) also entered into the following agreements (also collectively referred to as the “Transaction Documents”): Registration Rights Agreement, Assignment of Boston Solar Membership Interest, Guarantor Security Agreement, Guaranty, and Pledge and Escrow Agreement.

Below is a summary description of the material terms of the Purchase Agreement (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Purchase Agreement).

In order to secure the full and timely payment and performance of all of the Company’s Obligations to the Investors under the Transaction Documents, the Company agreed to transfer, pledge, assign, and grant to the Investors a continuing lien and security interest in all right, title and interest of the Company’s 80.1% of the issued and outstanding Membership Interests of Boston Solar. Boston Solar guaranteed the obligations of the Company under the Notes and granted the Investors a security interest in and pledged its assets as collateral for the Notes, in the event of a default on the terms of the Notes.

The Company agreed that it will prepare and, as soon as practicable, but in no event later than the Filing Deadline (as defined below), file with the Commission a registration statement; registering for resale (a) at least the number of shares of Common Stock equal to 125% of the sum of the maximum number of shares of Common Stock issuable upon conversion of the Notes at the initial conversion price thereof, and (b) 100% of the Warrant Shares (the “Initial Required Registration Amount”). The Registration Statement filed hereunder shall be on Form S-1 in connection with the Liquidity Event. ”Filing Deadline” means: (i) with respect to the Initial Registration Statement, the earlier of (a) the date that a Registration Statement is filed in connection with the Liquidity Event and (b) 180 days.

Each Note was designated as a 15% Convertible Promissory Note due the earlier of January 21, 2023 or upon the occurrence of the Liquidity Event. Upon an Event of Default, interest on the Notes immediately accrues thereafter at a rate equal to 18% per annum which shall be paid in cash monthly until the Default is cured. The Company shall have the option to prepay the Notes at any time after the Original Issue Date prior to or on the Maturity Date at an amount equal to 120% of the Prepayment Amount. Upon or following the occurrence of a Liquidity Event or an Event of Default, at the option of the holder, the Notes are convertible into Conversion Shares. The number of Conversion Shares to be issued upon each conversion is determined by dividing the Conversion Amount by the applicable Conversion Price then in effect, if the holder does not exercise its option to convert this Note upon or following the occurrence of a Liquidity Event, the Company shall be required to pay the amounts owing thereunder on the Liquidity Date in cash, as required therein. The Company shall not affect any conversion of the Notes, and a holder shall not have the right to convert any portion of the Notes, to the extent that after giving effect to the conversion, the holder (together with the holder’s Affiliates, and any other Persons acting as a group together with the Holder or any of the holder’s Affiliates would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion thereof. The holder, upon notice to the Company, may increase or decrease such percentage, but in no event shall it exceed 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Note held by the holder.

NOTE 11 - SUBSEQUENT EVENTS

On January 6, 2022, 114,117 shares of Series A Preferred Stock were converted into 2,852,925 shares of common stock by a former officer and director.  On January 3, 2022, February 1, 2022, and February 15, 2022,  1,620,000 shares, 2,012,390 shares, and 3,000,000 shares, respectively, of common stock were issued to GHS Investments LLC, pursuant to the Form S-1 Registration Statement filed by the Company in October 2021.